Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Weighted Average Number of Shares Used for Net Income Per Share

The weighted average number of shares used for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014

Basic	3,289,497	3,339,242	3,406,194

Diluted	3,289,497	3,339,242	3,406,194